PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
6.	PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

		December 31,
	Useful Life	2021	2020
Machinery and equipment	5 – 10 years	$59,437	$57,360
Furniture and fixtures	3 – 5 years	955	955
Computer equipment	3 – 5 years	925	908
Leasehold improvements	Shorter of lease term or estimated useful life	11,358	10,875
Vehicles	5 years	264	264
Software	1 – 3 years	2,889	1,186
Construction in progress		985	519
Total		76,813	72,067
Less: Accumulated depreciation and amortization		(54,636)	(44,208)
Property and equipment, net		$22,177	$27,859

Depreciation and amortization expense for the years ended December 31, 2021, 2020, and 2019, was $10,428, $9,916, and $8,606, respectively.